Cash and cash equivalents - Additional Information (Details) - COP ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Cash and cash equivalents.
Restricted cash	$ 55,164	$ 71,979
Operating capacity	$ 1,414,522	$ 1,039,024